Pension Plans - Schedule of Components of Benefit Expense (Details) - KRW (₩) ₩ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Service cost	₩ 52,083	₩ 51,436	₩ 205,742	₩ 226,787
Interest cost	3,585	2,793	11,175	10,991
Prior service cost
Total	₩ 55,668	₩ 54,229	₩ 216,916	₩ 237,779